Schedule III - Real Estate and Accumulated Depreciation - Properties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Property	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 03, 2023 USD ($)	Feb. 02, 2023 USD ($)	Dec. 31, 2022 USD ($)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3,044
Encumbrances	$ 98,080
Land & Improvements, Initial Cost to Company	3,839,772
Building & improvements, Initial Cost to Company	9,332,031
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	75,448
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	345,707
Land & Improvements, Gross	3,915,220
Building & Improvements, Gross	9,677,738
Total real estate investments	13,592,958	$ 13,346,817	$ 13,178,994		$ 11,236,730	$ 11,198,897
Accumulated Depreciation	(1,460,980)	(984,685)	$ (479,243)	$ 0	$ (1,438,138)	$ (1,410,829)
Nonrecourse debt obligations of consolidated special purpose entities, net	$ 3,200,000
Long-Term Debt, Recourse Status [Extensible Enumeration]	us-gaap:NonrecourseMember
Number of single-tenant properties | Property	3,422
Number of properties owned | Property	3,400
Number of ground lease interests (in properties) | Property	22
Number of properties accounted as financing arrangements | Property	240
Number of real estate properties sales-type leases | Property	138
Intangible lease assets	$ 559,678	588,635
Aggregate cost for federal income tax purposes	16,800,000
Reclassification of gross land and building to loans and financing receivables	$ 131,700	$ 171,300
Alabama | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	43
Land & Improvements, Initial Cost to Company	$ 47,413
Building & improvements, Initial Cost to Company	93,608
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,697
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	10,716
Land & Improvements, Gross	50,110
Building & Improvements, Gross	104,324
Total real estate investments	154,434
Accumulated Depreciation	$ (14,662)
Alabama | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	19
Land & Improvements, Initial Cost to Company	$ 14,533
Building & improvements, Initial Cost to Company	28,545
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	9
Land & Improvements, Gross	14,533
Building & Improvements, Gross	28,554
Total real estate investments	43,087
Accumulated Depreciation	$ (4,388)
Alaska | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	9
Land & Improvements, Initial Cost to Company	$ 9,996
Building & improvements, Initial Cost to Company	25,117
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	9,996
Building & Improvements, Gross	25,117
Total real estate investments	35,113
Accumulated Depreciation	$ (3,101)
Alaska | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 738
Building & improvements, Initial Cost to Company	1,105
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	330
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,766
Land & Improvements, Gross	1,068
Building & Improvements, Gross	3,871
Total real estate investments	4,939
Accumulated Depreciation	$ (552)
Arizona | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	51
Land & Improvements, Initial Cost to Company	$ 78,840
Building & improvements, Initial Cost to Company	192,310
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	3,994
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	19,971
Land & Improvements, Gross	82,834
Building & Improvements, Gross	212,281
Total real estate investments	295,115
Accumulated Depreciation	$ (28,612)
Arizona | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	61
Land & Improvements, Initial Cost to Company	$ 89,662
Building & improvements, Initial Cost to Company	214,786
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,600
Land & Improvements, Gross	89,662
Building & Improvements, Gross	216,386
Total real estate investments	306,048
Accumulated Depreciation	$ (26,226)
Arkansas | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	30
Land & Improvements, Initial Cost to Company	$ 38,310
Building & improvements, Initial Cost to Company	70,504
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	90
Land & Improvements, Gross	38,310
Building & Improvements, Gross	70,594
Total real estate investments	108,904
Accumulated Depreciation	$ (11,909)
Arkansas | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	20
Land & Improvements, Initial Cost to Company	$ 15,318
Building & improvements, Initial Cost to Company	35,552
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	15,318
Building & Improvements, Gross	35,552
Total real estate investments	50,870
Accumulated Depreciation	$ (6,057)
California | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	32
Land & Improvements, Initial Cost to Company	$ 127,516
Building & improvements, Initial Cost to Company	296,005
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	759
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	6,872
Land & Improvements, Gross	128,275
Building & Improvements, Gross	302,877
Total real estate investments	431,152
Accumulated Depreciation	$ (43,648)
California | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	41
Land & Improvements, Initial Cost to Company	$ 72,881
Building & improvements, Initial Cost to Company	89,428
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	8,883
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	37,804
Land & Improvements, Gross	81,764
Building & Improvements, Gross	127,232
Total real estate investments	208,996
Accumulated Depreciation	$ (14,946)
Georgia - Other | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	65
Land & Improvements, Initial Cost to Company	$ 84,548
Building & improvements, Initial Cost to Company	163,269
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,595
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	18,545
Land & Improvements, Gross	87,143
Building & Improvements, Gross	181,814
Total real estate investments	268,957
Accumulated Depreciation	$ (25,057)
Georgia - Other | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	106
Land & Improvements, Initial Cost to Company	$ 112,890
Building & improvements, Initial Cost to Company	264,984
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	3,658
Land & Improvements, Gross	112,890
Building & Improvements, Gross	268,642
Total real estate investments	381,532
Accumulated Depreciation	$ (43,446)
Georgia - Augusta | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	7
Land & Improvements, Initial Cost to Company	$ 15,817
Building & improvements, Initial Cost to Company	24,507
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	288
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,449
Land & Improvements, Gross	16,105
Building & Improvements, Gross	25,956
Total real estate investments	42,061
Accumulated Depreciation	$ (4,086)
Georgia - Buford | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 6,552
Building & improvements, Initial Cost to Company	31,156
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	6,552
Building & Improvements, Gross	31,156
Total real estate investments	37,708
Accumulated Depreciation	$ (5,305)
Georgia - Buford | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 1,132
Building & improvements, Initial Cost to Company	2,386
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,132
Building & Improvements, Gross	2,386
Total real estate investments	3,518
Accumulated Depreciation	$ (384)
Colorado | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	28
Land & Improvements, Initial Cost to Company	$ 59,206
Building & improvements, Initial Cost to Company	203,799
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,413
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	9,987
Land & Improvements, Gross	60,619
Building & Improvements, Gross	213,786
Total real estate investments	274,405
Accumulated Depreciation	$ (34,381)
Colorado | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	13
Land & Improvements, Initial Cost to Company	$ 15,180
Building & improvements, Initial Cost to Company	35,008
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,255
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	4,213
Land & Improvements, Gross	16,435
Building & Improvements, Gross	39,221
Total real estate investments	55,656
Accumulated Depreciation	$ (5,061)
Connecticut | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	17
Land & Improvements, Initial Cost to Company	$ 14,571
Building & improvements, Initial Cost to Company	48,671
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	14,571
Building & Improvements, Gross	48,671
Total real estate investments	63,242
Accumulated Depreciation	$ (7,993)
Connecticut | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	7
Land & Improvements, Initial Cost to Company	$ 5,755
Building & improvements, Initial Cost to Company	16,367
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	5,755
Building & Improvements, Gross	16,367
Total real estate investments	22,122
Accumulated Depreciation	$ (2,849)
Delaware | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 4,179
Building & improvements, Initial Cost to Company	5,059
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,179
Building & Improvements, Gross	5,059
Total real estate investments	9,238
Accumulated Depreciation	$ (1,258)
District of Columbia | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 1,514
Building & improvements, Initial Cost to Company	315
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,514
Building & Improvements, Gross	315
Total real estate investments	1,829
Accumulated Depreciation	$ (120)
Illinois - Chicago | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 13,464
Building & improvements, Initial Cost to Company	12,068
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	13,464
Building & Improvements, Gross	12,068
Total real estate investments	25,532
Accumulated Depreciation	$ (2,250)
Illinois - Chicago | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	6
Land & Improvements, Initial Cost to Company	$ 9,864
Building & improvements, Initial Cost to Company	29,707
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,620
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	6,625
Land & Improvements, Gross	11,484
Building & Improvements, Gross	36,332
Total real estate investments	47,816
Accumulated Depreciation	$ (4,609)
Georgia - Fitzgerald | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 7,564
Building & improvements, Initial Cost to Company	36,442
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	7,564
Building & Improvements, Gross	36,442
Total real estate investments	44,006
Accumulated Depreciation	$ (5,273)
Illinois - Albion | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 11,358
Building & improvements, Initial Cost to Company	38,145
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	11,358
Building & Improvements, Gross	38,145
Total real estate investments	49,503
Accumulated Depreciation	$ (6,774)
Illinois - Other | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	141
Land & Improvements, Initial Cost to Company	$ 106,715
Building & improvements, Initial Cost to Company	306,412
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,602
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,079
Land & Improvements, Gross	108,317
Building & Improvements, Gross	308,491
Total real estate investments	416,808
Accumulated Depreciation	$ (47,149)
Illinois - Other | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	43
Land & Improvements, Initial Cost to Company	$ 69,796
Building & improvements, Initial Cost to Company	162,810
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	379
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	5,947
Land & Improvements, Gross	70,175
Building & Improvements, Gross	168,757
Total real estate investments	238,932
Accumulated Depreciation	$ (25,118)
Florida | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	85
Land & Improvements, Initial Cost to Company	$ 115,076
Building & improvements, Initial Cost to Company	224,212
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,426
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	9,843
Land & Improvements, Gross	117,502
Building & Improvements, Gross	234,055
Total real estate investments	351,557
Accumulated Depreciation	$ (33,333)
Florida | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	49
Land & Improvements, Initial Cost to Company	$ 59,751
Building & improvements, Initial Cost to Company	145,540
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,617
Land & Improvements, Gross	59,751
Building & Improvements, Gross	148,157
Total real estate investments	207,908
Accumulated Depreciation	$ (21,798)
Idaho | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	13
Land & Improvements, Initial Cost to Company	$ 14,584
Building & improvements, Initial Cost to Company	17,443
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	432
Land & Improvements, Gross	14,584
Building & Improvements, Gross	17,875
Total real estate investments	32,459
Accumulated Depreciation	$ (3,408)
Idaho | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	9
Land & Improvements, Initial Cost to Company	$ 24,758
Building & improvements, Initial Cost to Company	75,335
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	24,758
Building & Improvements, Gross	75,335
Total real estate investments	100,093
Accumulated Depreciation	$ (9,649)
Indiana | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	64
Land & Improvements, Initial Cost to Company	$ 85,107
Building & improvements, Initial Cost to Company	188,198
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	515
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,159
Land & Improvements, Gross	85,622
Building & Improvements, Gross	189,357
Total real estate investments	274,979
Accumulated Depreciation	$ (29,533)
Indiana | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	75
Land & Improvements, Initial Cost to Company	$ 37,724
Building & improvements, Initial Cost to Company	98,218
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	37,724
Building & Improvements, Gross	98,218
Total real estate investments	135,942
Accumulated Depreciation	$ (12,625)
Iowa | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	17
Land & Improvements, Initial Cost to Company	$ 22,368
Building & improvements, Initial Cost to Company	45,794
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	719
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	5,335
Land & Improvements, Gross	23,087
Building & Improvements, Gross	51,129
Total real estate investments	74,216
Accumulated Depreciation	$ (8,398)
Iowa | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	19
Land & Improvements, Initial Cost to Company	$ 15,378
Building & improvements, Initial Cost to Company	48,477
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	15,378
Building & Improvements, Gross	48,477
Total real estate investments	63,855
Accumulated Depreciation	$ (7,307)
Texas - Abilene | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 7,065
Building & improvements, Initial Cost to Company	36,904
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	7,065
Building & Improvements, Gross	36,904
Total real estate investments	43,969
Accumulated Depreciation	$ (3,592)
Texas - Abilene | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 792
Building & improvements, Initial Cost to Company	2,793
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	792
Building & Improvements, Gross	2,793
Total real estate investments	3,585
Accumulated Depreciation	$ (618)
Kansas | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	19
Land & Improvements, Initial Cost to Company	$ 10,144
Building & improvements, Initial Cost to Company	46,902
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	10,144
Building & Improvements, Gross	46,902
Total real estate investments	57,046
Accumulated Depreciation	$ (7,699)
Kansas | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	7
Land & Improvements, Initial Cost to Company	$ 8,283
Building & improvements, Initial Cost to Company	25,220
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	8,283
Building & Improvements, Gross	25,220
Total real estate investments	33,503
Accumulated Depreciation	$ (2,190)
Kentucky | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	35
Land & Improvements, Initial Cost to Company	$ 43,371
Building & improvements, Initial Cost to Company	120,347
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	397
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	4,344
Land & Improvements, Gross	43,768
Building & Improvements, Gross	124,691
Total real estate investments	168,459
Accumulated Depreciation	$ (14,836)
Kentucky | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	34
Land & Improvements, Initial Cost to Company	$ 22,434
Building & improvements, Initial Cost to Company	55,497
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	22,434
Building & Improvements, Gross	55,497
Total real estate investments	77,931
Accumulated Depreciation	$ (9,140)
Louisiana | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	9
Land & Improvements, Initial Cost to Company	$ 4,518
Building & improvements, Initial Cost to Company	14,157
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,518
Building & Improvements, Gross	14,157
Total real estate investments	18,675
Accumulated Depreciation	$ (2,154)
Louisiana | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	29
Land & Improvements, Initial Cost to Company	$ 31,858
Building & improvements, Initial Cost to Company	48,410
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,525
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	6,501
Land & Improvements, Gross	34,383
Building & Improvements, Gross	54,911
Total real estate investments	89,294
Accumulated Depreciation	$ (9,683)
Maine | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	17
Land & Improvements, Initial Cost to Company	$ 20,448
Building & improvements, Initial Cost to Company	59,130
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	20,448
Building & Improvements, Gross	59,130
Total real estate investments	79,578
Accumulated Depreciation	$ (11,836)
Maine | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 1,234
Building & improvements, Initial Cost to Company	2,096
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,234
Building & Improvements, Gross	2,096
Total real estate investments	3,330
Accumulated Depreciation	$ (525)
Maryland | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	7
Land & Improvements, Initial Cost to Company	$ 9,613
Building & improvements, Initial Cost to Company	11,901
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	9,613
Building & Improvements, Gross	11,901
Total real estate investments	21,514
Accumulated Depreciation	$ (2,047)
Maryland | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 7,657
Building & improvements, Initial Cost to Company	18,403
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	499
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,132
Land & Improvements, Gross	8,156
Building & Improvements, Gross	20,535
Total real estate investments	28,691
Accumulated Depreciation	$ (3,276)
Massachusetts | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	34
Land & Improvements, Initial Cost to Company	$ 72,832
Building & improvements, Initial Cost to Company	146,059
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	10,525
Land & Improvements, Gross	72,832
Building & Improvements, Gross	156,584
Total real estate investments	229,416
Accumulated Depreciation	$ (22,786)
Massachusetts | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	12
Land & Improvements, Initial Cost to Company	$ 28,292
Building & improvements, Initial Cost to Company	31,264
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	6,213
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	34,243
Land & Improvements, Gross	34,505
Building & Improvements, Gross	65,507
Total real estate investments	100,012
Accumulated Depreciation	$ (6,037)
Michigan | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	92
Land & Improvements, Initial Cost to Company	$ 115,433
Building & improvements, Initial Cost to Company	313,809
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	5,290
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	14,315
Land & Improvements, Gross	120,723
Building & Improvements, Gross	328,124
Total real estate investments	448,847
Accumulated Depreciation	$ (53,335)
Michigan | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	19
Land & Improvements, Initial Cost to Company	$ 24,701
Building & improvements, Initial Cost to Company	71,749
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,812
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	5,965
Land & Improvements, Gross	27,513
Building & Improvements, Gross	77,714
Total real estate investments	105,227
Accumulated Depreciation	$ (14,317)
Minnesota
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Encumbrances	$ 10,913
Land & Improvements, Initial Cost to Company	7,058
Building & improvements, Initial Cost to Company	17,075
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	7,058
Building & Improvements, Gross	17,075
Total real estate investments	24,133
Accumulated Depreciation	$ (2,962)
Minnesota | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	49
Land & Improvements, Initial Cost to Company	$ 90,212
Building & improvements, Initial Cost to Company	189,197
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	783
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	8,453
Land & Improvements, Gross	90,995
Building & Improvements, Gross	197,650
Total real estate investments	288,645
Accumulated Depreciation	$ (31,711)
Minnesota | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	42
Land & Improvements, Initial Cost to Company	$ 50,319
Building & improvements, Initial Cost to Company	116,296
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,110
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	9,192
Land & Improvements, Gross	51,429
Building & Improvements, Gross	125,488
Total real estate investments	176,917
Accumulated Depreciation	$ (20,152)
Mississippi
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	6
Encumbrances	$ 38,585
Land & Improvements, Initial Cost to Company	17,132
Building & improvements, Initial Cost to Company	67,651
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	17,132
Building & Improvements, Gross	67,651
Total real estate investments	84,783
Accumulated Depreciation	$ (12,220)
Mississippi | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	31
Land & Improvements, Initial Cost to Company	$ 25,863
Building & improvements, Initial Cost to Company	73,152
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	25,863
Building & Improvements, Gross	73,152
Total real estate investments	99,015
Accumulated Depreciation	$ (13,131)
Mississippi | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	15
Land & Improvements, Initial Cost to Company	$ 18,460
Building & improvements, Initial Cost to Company	53,286
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	370
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,801
Land & Improvements, Gross	18,830
Building & Improvements, Gross	56,087
Total real estate investments	74,917
Accumulated Depreciation	$ (9,353)
Missouri | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	61
Land & Improvements, Initial Cost to Company	$ 51,150
Building & improvements, Initial Cost to Company	155,557
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,435
Land & Improvements, Gross	51,150
Building & Improvements, Gross	156,992
Total real estate investments	208,142
Accumulated Depreciation	$ (24,008)
Missouri | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	26
Land & Improvements, Initial Cost to Company	$ 29,544
Building & improvements, Initial Cost to Company	56,500
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	29,544
Building & Improvements, Gross	56,500
Total real estate investments	86,044
Accumulated Depreciation	$ (8,582)
Montana | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 6,344
Building & improvements, Initial Cost to Company	16,881
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	4,738
Land & Improvements, Gross	6,344
Building & Improvements, Gross	21,619
Total real estate investments	27,963
Accumulated Depreciation	$ (2,115)
Montana | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 5,318
Building & improvements, Initial Cost to Company	11,882
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	5,318
Building & Improvements, Gross	11,882
Total real estate investments	17,200
Accumulated Depreciation	$ (2,651)
Nebraska | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	10
Land & Improvements, Initial Cost to Company	$ 11,350
Building & improvements, Initial Cost to Company	15,072
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	11,350
Building & Improvements, Gross	15,072
Total real estate investments	26,422
Accumulated Depreciation	$ (2,100)
Nebraska | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	14
Land & Improvements, Initial Cost to Company	$ 8,037
Building & improvements, Initial Cost to Company	28,964
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	931
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	996
Land & Improvements, Gross	8,968
Building & Improvements, Gross	29,960
Total real estate investments	38,928
Accumulated Depreciation	$ (3,828)
Nevada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Encumbrances	$ 5,618
Land & Improvements, Initial Cost to Company	3,347
Building & improvements, Initial Cost to Company	9,570
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	(1)
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	(94)
Land & Improvements, Gross	3,346
Building & Improvements, Gross	9,476
Total real estate investments	12,822
Accumulated Depreciation	$ (1,894)
Nevada | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	8
Land & Improvements, Initial Cost to Company	$ 14,103
Building & improvements, Initial Cost to Company	19,370
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	677
Land & Improvements, Gross	14,103
Building & Improvements, Gross	20,047
Total real estate investments	34,150
Accumulated Depreciation	$ (2,528)
Nevada | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 9,063
Building & improvements, Initial Cost to Company	20,653
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,417
Land & Improvements, Gross	9,063
Building & Improvements, Gross	22,070
Total real estate investments	31,133
Accumulated Depreciation	$ (3,570)
New Hampshire | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	8
Land & Improvements, Initial Cost to Company	$ 9,196
Building & improvements, Initial Cost to Company	25,556
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	9,196
Building & Improvements, Gross	25,556
Total real estate investments	34,752
Accumulated Depreciation	$ (4,769)
New Hampshire | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 1,278
Building & improvements, Initial Cost to Company	8,118
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,278
Building & Improvements, Gross	8,118
Total real estate investments	9,396
Accumulated Depreciation	$ (980)
New Jersey | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	10
Land & Improvements, Initial Cost to Company	$ 7,728
Building & improvements, Initial Cost to Company	13,885
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	7,728
Building & Improvements, Gross	13,885
Total real estate investments	21,613
Accumulated Depreciation	$ (891)
New Jersey | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	9
Land & Improvements, Initial Cost to Company	$ 11,325
Building & improvements, Initial Cost to Company	42,360
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	11,325
Building & Improvements, Gross	42,360
Total real estate investments	53,685
Accumulated Depreciation	$ (7,674)
New Mexico | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	10
Land & Improvements, Initial Cost to Company	$ 15,443
Building & improvements, Initial Cost to Company	37,917
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	685
Land & Improvements, Gross	15,443
Building & Improvements, Gross	38,602
Total real estate investments	54,045
Accumulated Depreciation	$ (4,795)
New Mexico | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 3,751
Building & improvements, Initial Cost to Company	3,790
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	3,751
Building & Improvements, Gross	3,790
Total real estate investments	7,541
Accumulated Depreciation	$ (690)
Wisconsin - Colby | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 5,261
Building & improvements, Initial Cost to Company	34,573
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	5,261
Building & Improvements, Gross	34,573
Total real estate investments	39,834
Accumulated Depreciation	$ (6,815)
Texas - Amarillo | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 5,425
Building & improvements, Initial Cost to Company	17,573
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	320
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	5,175
Land & Improvements, Gross	5,745
Building & Improvements, Gross	22,748
Total real estate investments	28,493
Accumulated Depreciation	$ (3,009)
Texas - Amarillo | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 379
Building & improvements, Initial Cost to Company	389
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	379
Building & Improvements, Gross	389
Total real estate investments	768
Accumulated Depreciation	$ (56)
Wisconsin-Green Bay | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 3,120
Building & improvements, Initial Cost to Company	6,909
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	3,120
Building & Improvements, Gross	6,909
Total real estate investments	10,029
Accumulated Depreciation	$ (921)
Wisconsin-Green Bay | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Wisconsin-Green Bay | Collateral For CMBS Debt Dollar value
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 12,894
Land & Improvements, Initial Cost to Company	8,153
Building & improvements, Initial Cost to Company	23,768
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	8,153
Building & Improvements, Gross	23,768
Total real estate investments	31,921
Accumulated Depreciation	$ (4,723)
Wisconsin - Other | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	66
Land & Improvements, Initial Cost to Company	$ 111,615
Building & improvements, Initial Cost to Company	356,291
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,104
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	625
Land & Improvements, Gross	112,719
Building & Improvements, Gross	356,916
Total real estate investments	469,635
Accumulated Depreciation	$ (52,386)
Wisconsin - Other | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	37
Land & Improvements, Initial Cost to Company	$ 38,268
Building & improvements, Initial Cost to Company	111,481
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	38,268
Building & Improvements, Gross	111,481
Total real estate investments	149,749
Accumulated Depreciation	$ (18,429)
Wisconsin - Other | Collateral For CMBS Debt Dollar value
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Encumbrances	$ 17,123
Land & Improvements, Initial Cost to Company	10,344
Building & improvements, Initial Cost to Company	29,642
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	10,344
Building & Improvements, Gross	29,642
Total real estate investments	39,986
Accumulated Depreciation	$ (5,916)
Texas - Arlington | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 2,031
Building & improvements, Initial Cost to Company	5,975
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	2,031
Building & Improvements, Gross	5,975
Total real estate investments	8,006
Accumulated Depreciation	$ (1,108)
Texas - Arlington | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 3,816
Building & improvements, Initial Cost to Company	13,367
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	3,816
Building & Improvements, Gross	13,367
Total real estate investments	17,183
Accumulated Depreciation	$ (2,097)
Texas - Austin | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 6,932
Building & improvements, Initial Cost to Company	14,733
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	6,932
Building & Improvements, Gross	14,733
Total real estate investments	21,665
Accumulated Depreciation	$ (1,821)
Texas - Austin | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 2,461
Building & improvements, Initial Cost to Company	5,388
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	2,461
Building & Improvements, Gross	5,388
Total real estate investments	7,849
Accumulated Depreciation	$ (734)
Texas-Beaumont | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 2,612
Building & improvements, Initial Cost to Company	11,690
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	2,612
Building & Improvements, Gross	11,690
Total real estate investments	14,302
Accumulated Depreciation	$ (1,598)
Texas-Beaumont | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 884
Building & improvements, Initial Cost to Company	2,065
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	884
Building & Improvements, Gross	2,065
Total real estate investments	2,949
Accumulated Depreciation	$ (392)
Texas-Cedar Park | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 3,398
Building & improvements, Initial Cost to Company	8,692
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	3,398
Building & Improvements, Gross	8,692
Total real estate investments	12,090
Accumulated Depreciation	$ (1,024)
Texas-Cedar Park | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 1,518
Building & improvements, Initial Cost to Company	2,888
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,518
Building & Improvements, Gross	2,888
Total real estate investments	4,406
Accumulated Depreciation	$ (299)
Texas - Corpus Christi | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 9,968
Building & improvements, Initial Cost to Company	20,928
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	9,968
Building & Improvements, Gross	20,928
Total real estate investments	30,896
Accumulated Depreciation	$ (4,046)
Texas - Corpus Christi | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 1,835
Building & improvements, Initial Cost to Company	2,685
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,835
Building & Improvements, Gross	2,685
Total real estate investments	4,520
Accumulated Depreciation	$ (408)
Texas - Baytown | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 1,697
Building & improvements, Initial Cost to Company	16,328
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	161
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	39
Land & Improvements, Gross	1,858
Building & Improvements, Gross	16,367
Total real estate investments	18,225
Accumulated Depreciation	$ (1,090)
Texas - Cypress | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 2,168
Building & improvements, Initial Cost to Company	5,110
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	248
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	11
Land & Improvements, Gross	2,416
Building & Improvements, Gross	5,121
Total real estate investments	7,537
Accumulated Depreciation	$ (647)
Texas - Cypress | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 4,335
Building & improvements, Initial Cost to Company	8,688
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,335
Building & Improvements, Gross	8,688
Total real estate investments	13,023
Accumulated Depreciation	$ (878)
Texas-Dripping Springs | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 1,653
Building & improvements, Initial Cost to Company	6,897
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,653
Building & Improvements, Gross	6,897
Total real estate investments	8,550
Accumulated Depreciation	$ (890)
Texas-Dripping Springs | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 4,218
Building & improvements, Initial Cost to Company	4,751
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,218
Building & Improvements, Gross	4,751
Total real estate investments	8,969
Accumulated Depreciation	$ (267)
Texas - Forney | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 4,372
Building & improvements, Initial Cost to Company	8,885
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,372
Building & Improvements, Gross	8,885
Total real estate investments	13,257
Accumulated Depreciation	$ (1,059)
Texas - Forney | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 1,091
Building & improvements, Initial Cost to Company	2,921
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,091
Building & Improvements, Gross	2,921
Total real estate investments	4,012
Accumulated Depreciation	$ (404)
Texas - Fort Worth | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 9,619
Building & improvements, Initial Cost to Company	22,361
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	9,619
Building & Improvements, Gross	22,361
Total real estate investments	31,980
Accumulated Depreciation	$ (2,901)
Texas - Fort Worth | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 9,090
Building & improvements, Initial Cost to Company	23,394
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	9,090
Building & Improvements, Gross	23,394
Total real estate investments	32,484
Accumulated Depreciation	$ (2,321)
Texas - Frisco | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 6,408
Building & improvements, Initial Cost to Company	13,316
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	6,408
Building & Improvements, Gross	13,316
Total real estate investments	19,724
Accumulated Depreciation	$ (1,686)
Texas - Frisco | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 5,272
Building & improvements, Initial Cost to Company	6,679
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	161
Land & Improvements, Gross	5,272
Building & Improvements, Gross	6,840
Total real estate investments	12,112
Accumulated Depreciation	$ (964)
Texas - Harlingen | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 4,078
Building & improvements, Initial Cost to Company	11,812
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,078
Building & Improvements, Gross	11,812
Total real estate investments	15,890
Accumulated Depreciation	$ (2,060)
Texas - Harlingen | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 1,184
Building & improvements, Initial Cost to Company	3,798
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,184
Building & Improvements, Gross	3,798
Total real estate investments	4,982
Accumulated Depreciation	$ (377)
Texas - Highlands | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 7,093
Building & improvements, Initial Cost to Company	22,938
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	7,093
Building & Improvements, Gross	22,938
Total real estate investments	30,031
Accumulated Depreciation	$ (1,635)
Texas - Houston | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	21
Land & Improvements, Initial Cost to Company	$ 33,103
Building & improvements, Initial Cost to Company	51,216
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	33,103
Building & Improvements, Gross	51,216
Total real estate investments	84,319
Accumulated Depreciation	$ (7,934)
Texas - Houston | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	7
Land & Improvements, Initial Cost to Company	$ 20,964
Building & improvements, Initial Cost to Company	34,006
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	20,964
Building & Improvements, Gross	34,006
Total real estate investments	54,970
Accumulated Depreciation	$ (5,818)
Texas - Humble | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 5,464
Building & improvements, Initial Cost to Company	14,206
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	112
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	344
Land & Improvements, Gross	5,576
Building & Improvements, Gross	14,550
Total real estate investments	20,126
Accumulated Depreciation	$ (1,605)
Texas - Humble | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 2,170
Building & improvements, Initial Cost to Company	4,937
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	2,170
Building & Improvements, Gross	4,937
Total real estate investments	7,107
Accumulated Depreciation	$ (671)
Texas - Katy | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 5,030
Building & improvements, Initial Cost to Company	7,154
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	264
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	(51)
Land & Improvements, Gross	5,294
Building & Improvements, Gross	7,103
Total real estate investments	12,397
Accumulated Depreciation	$ (1,423)
Texas - Katy | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 1,844
Building & improvements, Initial Cost to Company	4,121
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,844
Building & Improvements, Gross	4,121
Total real estate investments	5,965
Accumulated Depreciation	$ (785)
Texas - League City | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 7,428
Building & improvements, Initial Cost to Company	15,930
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	266
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,834
Land & Improvements, Gross	7,694
Building & Improvements, Gross	18,764
Total real estate investments	26,458
Accumulated Depreciation	$ (2,005)
Texas - Lumberton | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 896
Building & improvements, Initial Cost to Company	16,853
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	896
Building & Improvements, Gross	16,853
Total real estate investments	17,749
Accumulated Depreciation	$ (1,015)
Texas-Kileen | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 2,771
Building & improvements, Initial Cost to Company	14,831
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	2,771
Building & Improvements, Gross	14,831
Total real estate investments	17,602
Accumulated Depreciation	$ (216)
Texas - Lubbock | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	6
Land & Improvements, Initial Cost to Company	$ 9,011
Building & improvements, Initial Cost to Company	22,231
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	9,011
Building & Improvements, Gross	22,231
Total real estate investments	31,242
Accumulated Depreciation	$ (2,055)
Texas - Lubbock | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 10,065
Building & improvements, Initial Cost to Company	19,371
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	116
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,640
Land & Improvements, Gross	10,181
Building & Improvements, Gross	21,011
Total real estate investments	31,192
Accumulated Depreciation	$ (3,388)
Texas - Mesquite | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 4,540
Building & improvements, Initial Cost to Company	13,908
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	182
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,722
Building & Improvements, Gross	13,908
Total real estate investments	18,630
Accumulated Depreciation	$ (1,784)
Texas - San Antonio | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	10
Land & Improvements, Initial Cost to Company	$ 15,448
Building & improvements, Initial Cost to Company	18,660
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	15,448
Building & Improvements, Gross	18,660
Total real estate investments	34,108
Accumulated Depreciation	$ (3,633)
Texas - San Antonio | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 9,476
Building & improvements, Initial Cost to Company	14,337
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	11
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	522
Land & Improvements, Gross	9,487
Building & Improvements, Gross	14,859
Total real estate investments	24,346
Accumulated Depreciation	$ (2,375)
Texas - McAllen | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 4,771
Building & improvements, Initial Cost to Company	8,496
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,771
Building & Improvements, Gross	8,496
Total real estate investments	13,267
Accumulated Depreciation	$ (1,423)
Texas - McAllen | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 6,100
Building & improvements, Initial Cost to Company	9,626
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	171
Land & Improvements, Gross	6,100
Building & Improvements, Gross	9,797
Total real estate investments	15,897
Accumulated Depreciation	$ (1,495)
Texas - Pearland | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 1,532
Building & improvements, Initial Cost to Company	9,324
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,532
Building & Improvements, Gross	9,324
Total real estate investments	10,856
Accumulated Depreciation	$ (564)
Texas - Pearland | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 3,133
Building & improvements, Initial Cost to Company	5,150
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	3,133
Building & Improvements, Gross	5,150
Total real estate investments	8,283
Accumulated Depreciation	$ (620)
Texas-Spring | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 669
Building & improvements, Initial Cost to Company	2,817
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	669
Building & Improvements, Gross	2,817
Total real estate investments	3,486
Accumulated Depreciation	$ (648)
Texas-Spring | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 5,130
Building & improvements, Initial Cost to Company	9,981
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	5,130
Building & Improvements, Gross	9,981
Total real estate investments	15,111
Accumulated Depreciation	$ (156)
Texas-Weslaco | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 2,454
Building & improvements, Initial Cost to Company	6,299
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	2,454
Building & Improvements, Gross	6,299
Total real estate investments	8,753
Accumulated Depreciation	$ (1,024)
Texas-Weslaco | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 2,757
Building & improvements, Initial Cost to Company	5,002
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	2,757
Building & Improvements, Gross	5,002
Total real estate investments	7,759
Accumulated Depreciation	$ (609)
Texas - Yoakum | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 3,665
Building & improvements, Initial Cost to Company	20,107
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	3,665
Building & Improvements, Gross	20,107
Total real estate investments	23,772
Accumulated Depreciation	$ (2,467)
New York | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	19
Land & Improvements, Initial Cost to Company	$ 30,313
Building & improvements, Initial Cost to Company	130,925
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	30,313
Building & Improvements, Gross	130,925
Total real estate investments	161,238
Accumulated Depreciation	$ (15,444)
New York | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	15
Land & Improvements, Initial Cost to Company	$ 14,328
Building & improvements, Initial Cost to Company	34,808
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	14,328
Building & Improvements, Gross	34,808
Total real estate investments	49,136
Accumulated Depreciation	$ (7,406)
Texas - Other | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	134
Land & Improvements, Initial Cost to Company	$ 142,021
Building & improvements, Initial Cost to Company	282,311
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	3,901
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	12,501
Land & Improvements, Gross	145,922
Building & Improvements, Gross	294,812
Total real estate investments	440,734
Accumulated Depreciation	$ (41,870)
Texas - Other | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	63
Land & Improvements, Initial Cost to Company	$ 66,663
Building & improvements, Initial Cost to Company	151,885
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	115
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	3,753
Land & Improvements, Gross	66,778
Building & Improvements, Gross	155,638
Total real estate investments	222,416
Accumulated Depreciation	$ (23,327)
North Carolina | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	86
Land & Improvements, Initial Cost to Company	$ 80,172
Building & improvements, Initial Cost to Company	155,950
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	4,118
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	11,312
Land & Improvements, Gross	84,290
Building & Improvements, Gross	167,262
Total real estate investments	251,552
Accumulated Depreciation	$ (22,796)
North Carolina | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	64
Land & Improvements, Initial Cost to Company	$ 45,721
Building & improvements, Initial Cost to Company	100,887
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	45,721
Building & Improvements, Gross	100,887
Total real estate investments	146,608
Accumulated Depreciation	$ (15,222)
North Dakota
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Encumbrances	$ 12,947
Land & Improvements, Initial Cost to Company	6,711
Building & improvements, Initial Cost to Company	23,927
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	6,711
Building & Improvements, Gross	23,927
Total real estate investments	30,638
Accumulated Depreciation	$ (4,693)
North Dakota | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 5,176
Building & improvements, Initial Cost to Company	32,387
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	89
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	413
Land & Improvements, Gross	5,087
Building & Improvements, Gross	31,974
Total real estate investments	37,061
Accumulated Depreciation	$ (3,700)
North Dakota | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 2,823
Building & improvements, Initial Cost to Company	13,596
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	2,823
Building & Improvements, Gross	13,596
Total real estate investments	16,419
Accumulated Depreciation	$ (1,936)
Ohio | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	81
Land & Improvements, Initial Cost to Company	$ 92,118
Building & improvements, Initial Cost to Company	285,683
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	342
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,385
Land & Improvements, Gross	92,460
Building & Improvements, Gross	287,068
Total real estate investments	379,528
Accumulated Depreciation	$ (48,293)
Ohio | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	66
Land & Improvements, Initial Cost to Company	$ 62,894
Building & improvements, Initial Cost to Company	180,694
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	62,894
Building & Improvements, Gross	180,694
Total real estate investments	243,588
Accumulated Depreciation	$ (35,777)
Oklahoma | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	31
Land & Improvements, Initial Cost to Company	$ 30,854
Building & improvements, Initial Cost to Company	67,490
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,778
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	3,859
Land & Improvements, Gross	33,632
Building & Improvements, Gross	71,349
Total real estate investments	104,981
Accumulated Depreciation	$ (9,634)
Oklahoma | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	35
Land & Improvements, Initial Cost to Company	$ 45,368
Building & improvements, Initial Cost to Company	74,894
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	45,368
Building & Improvements, Gross	74,894
Total real estate investments	120,262
Accumulated Depreciation	$ (13,354)
Oregon | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	6
Land & Improvements, Initial Cost to Company	$ 5,252
Building & improvements, Initial Cost to Company	14,460
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	5,252
Building & Improvements, Gross	14,460
Total real estate investments	19,712
Accumulated Depreciation	$ (2,438)
Oregon | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 11,252
Building & improvements, Initial Cost to Company	17,466
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	11,252
Building & Improvements, Gross	17,466
Total real estate investments	28,718
Accumulated Depreciation	$ (4,170)
Pennsylvania | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	62
Land & Improvements, Initial Cost to Company	$ 78,223
Building & improvements, Initial Cost to Company	241,029
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,220
Land & Improvements, Gross	78,223
Building & Improvements, Gross	243,249
Total real estate investments	321,472
Accumulated Depreciation	$ (39,063)
Pennsylvania | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	45
Land & Improvements, Initial Cost to Company	$ 43,352
Building & improvements, Initial Cost to Company	110,377
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	43,352
Building & Improvements, Gross	110,377
Total real estate investments	153,729
Accumulated Depreciation	$ (17,849)
Rhode Island | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 2,269
Building & improvements, Initial Cost to Company	8,762
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	2,269
Building & Improvements, Gross	8,762
Total real estate investments	11,031
Accumulated Depreciation	$ (1,214)
Rhode Island | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	6
Land & Improvements, Initial Cost to Company	$ 6,093
Building & improvements, Initial Cost to Company	13,369
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	6,093
Building & Improvements, Gross	13,369
Total real estate investments	19,462
Accumulated Depreciation	$ (2,230)
South Carolina | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	52
Land & Improvements, Initial Cost to Company	$ 54,616
Building & improvements, Initial Cost to Company	151,738
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	4,755
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	12,295
Land & Improvements, Gross	59,371
Building & Improvements, Gross	164,033
Total real estate investments	223,404
Accumulated Depreciation	$ (25,858)
South Carolina | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	30
Land & Improvements, Initial Cost to Company	$ 22,351
Building & improvements, Initial Cost to Company	58,981
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	22,351
Building & Improvements, Gross	58,981
Total real estate investments	81,332
Accumulated Depreciation	$ (7,515)
South Dakota | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	12
Land & Improvements, Initial Cost to Company	$ 24,600
Building & improvements, Initial Cost to Company	69,945
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	24,600
Building & Improvements, Gross	69,945
Total real estate investments	94,545
Accumulated Depreciation	$ (9,341)
South Dakota | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	7
Land & Improvements, Initial Cost to Company	$ 13,236
Building & improvements, Initial Cost to Company	33,123
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	13,236
Building & Improvements, Gross	33,123
Total real estate investments	46,359
Accumulated Depreciation	$ (4,990)
Tennessee | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	48
Land & Improvements, Initial Cost to Company	$ 62,661
Building & improvements, Initial Cost to Company	171,940
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	3,183
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	10,026
Land & Improvements, Gross	65,844
Building & Improvements, Gross	181,966
Total real estate investments	247,810
Accumulated Depreciation	$ (26,425)
Tennessee | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	62
Land & Improvements, Initial Cost to Company	$ 69,942
Building & improvements, Initial Cost to Company	152,080
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,046
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	3,792
Land & Improvements, Gross	70,988
Building & Improvements, Gross	155,872
Total real estate investments	226,860
Accumulated Depreciation	$ (27,550)
Utah | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	10
Land & Improvements, Initial Cost to Company	$ 24,887
Building & improvements, Initial Cost to Company	41,572
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	24,887
Building & Improvements, Gross	41,572
Total real estate investments	66,459
Accumulated Depreciation	$ (7,129)
Utah | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 4,751
Building & improvements, Initial Cost to Company	11,404
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,751
Building & Improvements, Gross	11,404
Total real estate investments	16,155
Accumulated Depreciation	$ (1,974)
Vermont | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 1,754
Building & improvements, Initial Cost to Company	3,015
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,754
Building & Improvements, Gross	3,015
Total real estate investments	4,769
Accumulated Depreciation	$ (632)
Vermont | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 565
Building & improvements, Initial Cost to Company	1,024
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	565
Building & Improvements, Gross	1,024
Total real estate investments	1,589
Accumulated Depreciation	$ (267)
Virginia | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	31
Land & Improvements, Initial Cost to Company	$ 49,548
Building & improvements, Initial Cost to Company	111,670
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	5,895
Land & Improvements, Gross	49,548
Building & Improvements, Gross	117,565
Total real estate investments	167,113
Accumulated Depreciation	$ (18,906)
Virginia | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	14
Land & Improvements, Initial Cost to Company	$ 12,010
Building & improvements, Initial Cost to Company	36,372
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	12,010
Building & Improvements, Gross	36,372
Total real estate investments	48,382
Accumulated Depreciation	$ (5,501)
Washington | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	10
Land & Improvements, Initial Cost to Company	$ 15,277
Building & improvements, Initial Cost to Company	31,882
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,003
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,449
Land & Improvements, Gross	17,280
Building & Improvements, Gross	34,331
Total real estate investments	51,611
Accumulated Depreciation	$ (5,569)
Washington | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	10
Land & Improvements, Initial Cost to Company	$ 28,659
Building & improvements, Initial Cost to Company	32,815
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	108
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	4,954
Land & Improvements, Gross	28,767
Building & Improvements, Gross	37,769
Total real estate investments	66,536
Accumulated Depreciation	$ (7,204)
West Virginia | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	13
Land & Improvements, Initial Cost to Company	$ 12,924
Building & improvements, Initial Cost to Company	29,158
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	404
Land & Improvements, Gross	12,924
Building & Improvements, Gross	29,562
Total real estate investments	42,486
Accumulated Depreciation	$ (4,349)
West Virginia | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	12
Land & Improvements, Initial Cost to Company	$ 9,428
Building & improvements, Initial Cost to Company	21,339
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	9,428
Building & Improvements, Gross	21,339
Total real estate investments	30,767
Accumulated Depreciation	$ (2,547)
Wyoming | Unencumbered
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 1,446
Building & improvements, Initial Cost to Company	3,558
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,446
Building & Improvements, Gross	3,558
Total real estate investments	5,004
Accumulated Depreciation	$ (405)
Wyoming | (f)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 6,041
Building & improvements, Initial Cost to Company	15,382
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	(238)
Land & Improvements, Gross	6,041
Building & Improvements, Gross	15,144
Total real estate investments	21,185
Accumulated Depreciation	$ (1,788)